Income Tax Expense - Summary Of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at the statutory tax rate of 30%	$ (38,263)	$ (18,928)	$ (10,333)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Foreign tax rate differential	563	321	466
Non-deductible items	6,778	3,389	504
Current year tax losses and temporary difference not recognized	30,902	15,207	9,363
Effective income tax	$ (20)	$ (11)	$ 0